Investment Securities	12 Months Ended
Dec. 31, 2020
Investment Securities
Investment Securities

(4)     Investment Securities

The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2020 and 2019 were as follows:

	Total
	Amortized	Gross Unrealized		Fair
(in thousands)	Cost	Gains	Losses	Value
December 31, 2020
U.S. Treasury	$2,772	$26	$—	$2,798
U.S. government and federal agency obligations	11,732	197	—	11,929
U.S. government-sponsored enterprises	22,495	379	—	22,874
Obligations of states and political subdivisions	56,943	1,801	—	58,744
Mortgage-backed securities	88,357	1,809	(54)	90,112
Other debt securities (a)	10,000	358	(14)	10,344
Bank issued trust preferred securities (a)	1,486	—	(257)	1,229
Total available-for-sale securities	$193,785	$4,570	$(325)	$198,030

December 31, 2019
U.S. Treasury	$987	$8	$—	$995
U.S. government and federal agency obligations	8,124	—	(77)	8,047
U.S. government-sponsored enterprises	22,300	41	(58)	22,283
Obligations of states and political subdivisions	33,704	144	(59)	33,789
Mortgage-backed securities	105,522	522	(428)	105,616
Other debt securities (a)	3,000	53	—	3,053
Bank issued trust preferred securities (a)	1,486	—	(176)	1,310
Total available-for-sale securities	$175,123	$768	$(798)	$175,093

(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.

The Company's investment securities are classified as available for sale. Agency bonds and notes, Small Business Administration guaranteed loan certificates (SBA), residential and commercial agency mortgage-backed securities, and agency collateralized mortgage obligations (CMO) include securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Bank (FHLB), which are U.S. government-sponsored enterprises.

Debt securities with carrying values aggregating approximately $153.9 million and $139.8 million at December 31, 2020 and December 31, 2019, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2020, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized	Fair
(in thousands)	Cost	Value
Due in one year or less	$3,323	$3,340
Due after one year through five years	21,829	22,071
Due after five years through ten years	38,404	39,570
Due after ten years	41,872	42,937
Total	105,428	107,918
Mortgage-backed securities	88,357	90,112
Total available-for-sale securities	$193,785	$198,030

Other investment securities

Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank (FHLB) stock, and Midwest Independent Bank (MIB) bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations.

(in thousands)	2020	2019
Other securities:
FHLB stock	$6,170	$5,644
MIB stock	151	151
Equity securities with readily determinable fair values	32	13
Total other investment securities	$6,353	$5,808

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2020 and December 31, 2019 were as follows:

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2020
U.S. Treasury	$1,015	$—	$—	$—	$1,015	$—
Mortgage-backed securities	7,494	(54)	—	—	7,494	(54)
Other debt securities	2,987	(14)	—	—	2,987	(14)
Bank issued trust preferred securities	—	—	1,229	(257)	1,229	(257)
Total	$11,496	$(68)	$1,229	$(257)	$12,725	$(325)

(in thousands)
At December 31, 2019
U.S. government and federal agency obligations	$6,238	$(69)	$1,809	$(8)	$8,047	$(77)
U.S. government-sponsored enterprises	5,949	(47)	7,488	(11)	13,437	(58)
Obligations of states and political subdivisions	10,729	(53)	1,931	(6)	12,660	(59)
Mortgage-backed securities	5,444	(37)	40,120	(391)	45,564	(428)
Bank issued trust preferred securities	—	—	1,310	(176)	1,310	(176)
Total	$28,360	$(206)	$52,658	$(592)	$81,018	$(798)

The total available for sale portfolio consisted of approximately 308 securities at December 31, 2020. The portfolio included 10 securities having an aggregate fair value of $12.7 million that were in a loss position at December 31, 2020. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $1.2 million at fair value at December 31, 2020. The $325,000 aggregate unrealized loss included in accumulated other comprehensive loss at December 31, 2020 was caused by interest rate fluctuations.

The total available for sale portfolio consisted of approximately 322 securities at December 31, 2019. The portfolio included 128 securities having an aggregate fair value of $81.0 million that were in a loss position at December 31, 2019. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer had a fair value of $52.7 million at December 31, 2019. The $798,000 aggregate unrealized loss included in accumulated other comprehensive loss at December 31, 2019 was caused by interest rate fluctuations.

Because the decline in fair value is attributable to changes in interest rates and not credit quality, these investments were not considered other-than-temporarily impaired at December 31, 2020 and 2019, respectively. In the absence of changes in credit quality of these investments, the fair value is expected to recover on all debt securities as they approach their maturity date, or re-pricing date or if market yields for such investments decline. In addition, the Company does not have the intent to sell these investments over the period of recovery, and it is not more likely than not that the Company will be required to sell such investment securities.

The table presents the components of investment securities gains and losses, which have been recognized in earnings:

(in thousands)	2020	2019	2018
Investment securities gains (losses), net
Available for sale securities:
Gains realized on sales	$49	$6	$253
Losses realized on sales	(8)	(46)	—
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	20	—	2
Investment securities gains (losses), net	$61	$(40)	$255

During the year ended December 31, 2020, the Company received $5.8 million proceeds from the sale of available for sale debt securities and recognized net securities gains, which include the unrealized net gains related to equity securities, of $61,000. This is compared to $21.5 million and $77.2 million proceeds from the sale of available debt securities and recognized net gains (losses) of $(40,000) and $255,000 for the years ended December 31, 2019 and 2018, respectively.